COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Estimated Future Payments Under Natural Gas Contracts [Abstract]
Schedule Of Estimated Future Payments Under Natural Gas Contracts
FUTURE MINIMUM PAYMENTS – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Storage and
	transportation	Natural gas(1)	Total(1)
2015	$238	$194	$432
2016	256	152	408
2017	241	152	393
2018	217	121	338
2019	150	4	154
Thereafter	241	12	253
Total minimum payments	$1,343	$635	$1,978
(1)	Excludes amounts related to LNG purchase agreements as discussed below.

FUTURE MINIMUM PAYMENTS – SOCALGAS
(Dollars in millions)
	Transportation	Natural gas	Total
2015	$127	$22	$149
2016	128	1	129
2017	113	1	114
2018	92	1	93
2019	48	1	49
Thereafter	123	―	123
Total minimum payments	$631	$26	$657

Schedule Of Payments Under Natural Gas Contracts [Abstract]
Schedule Of Payments Under Natural Gas Contracts
	Years ended December 31,
(Dollars in millions)	2014	2013	2012
Sempra Energy Consolidated	$1,984	$1,680	$1,345
SoCalGas	1,735	1,464	1,222

Schedule Of Payments Under Purchased Power Contracts [Abstract]
Schedule Of Payments Under Purchased Power Contracts
	Years ended December 31,
(Dollars in millions)	2014	2013	2012
Sempra Energy Consolidated	$1,574	$1,377	$1,205
SDG&E(1)	710	570	381
(1)	Excludes DWR-allocated contracts. Under an operating agreement with the DWR that expired at the end of 2013, SDG&E acted as a limited agent on behalf of the DWR in the administration of energy contracts, including natural gas procurement functions under the DWR contracts allocated to SDG&E's customers. The commodity costs associated with these contracts are not included in SDG&E's or Sempra Energy's Consolidated Statements of Operations.

Schedule Of Estimated Future Payments Under Purchased Power Contracts [Abstract]
Schedule Of Estimated Future Payments Under Purchased Power Contracts
FUTURE MINIMUM PAYMENTS – PURCHASED-POWER CONTRACTS
(Dollars in millions)
	Sempra
	Energy
	Consolidated	SDG&E
2015	$674	$494
2016	664	484
2017	687	503
2018	734	505
2019	734	500
Thereafter	7,363	6,318
Total minimum payments(1)	$10,856	$8,804
(1)	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.

Schedule Of Operating Leases Rent Expense [Abstract]
Schedule Of Operating Leases, Rent Expense
	Years ended December 31,
(Dollars in millions)	2014	2013	2012
Sempra Energy Consolidated	$78	$81	$74
SDG&E	26	23	20
SoCalGas	38	31	26

Schedule Of Operating Leases Future Minimum Payments Due [Abstract]
Schedule Of Operating Leases, Future Minimum Payments Due
FUTURE MINIMUM PAYMENTS – OPERATING LEASES
(Dollars in millions)
	Sempra
	Energy
	Consolidated	SDG&E	SoCalGas
2015	$73	$24	$39
2016	65	24	35
2017	64	22	35
2018	57	18	34
2019	50	16	30
Thereafter	271	75	156
Total future minimum rental commitments	$580	$179	$329

Schedule Of Capital Leases Future Minimum Payments Present Value Of Net Minimum Payments [Abstract]
Schedule Of Capital Leases, Future Minimum Payments, Present Value Of Net Minimum Payments
FUTURE MINIMUM PAYMENTS – POWER PURCHASE AGREEMENTS
(Dollars in millions)
2015	$31
2016	31
2017	31
2018	31
2019	31
Thereafter	520
Total minimum lease payments(1)	675
Less: estimated executory costs	(137)
Less: interest(2)	(305)
Present value of net minimum lease payments(3)	$233
(1)	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
(2)	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
(3)	Includes $4 million in Current Portion of Long-Term Debt and $229 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2014.

FUTURE MINIMUM PAYMENTS – CAPITAL LEASES
(Dollars in millions)
	Sempra
	Energy
	Consolidated	SDG&E	SoCalGas
Total minimum lease payments, all in 2015	$2	$1	$1
Present value of net minimum lease payments(1)	$2	$1	$1
(1) Excludes negligible amounts of interest.

Schedule Of Environmental Remediation Costs Capitalized In Period [Abstract]
Schedule Of Environmental Remediation Costs, Capitalized In Period
CAPITAL EXPENDITURES FOR ENVIRONMENTAL ISSUES
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
Sempra Energy Consolidated(1)	$45	$31	$92
SDG&E	23	13	77
SoCalGas	21	15	12
(1)	In cases of non-wholly owned affiliates, includes only our share.

Schedule Of Environmental Remediation Costs Status Of Remediation Sites [Abstract]
Schedule Of Environmental Remediation Costs, Status Of Remediation Sites
STATUS OF ENVIRONMENTAL SITES

	# Sites	# Sites
	completed(1)	in process
SDG&E
Manufactured-gas sites	3	―
Third-party waste-disposal sites	2	3
SoCalGas
Manufactured-gas sites	39	3
Third-party waste-disposal sites	5	2
(1)	There may be on-going compliance obligations for completed sites, such as regular inspections, adherence to land use covenants and water quality monitoring.

Schedule Of Environmental Loss Contingencies By Site [Abstract]
Schedule of Environmental Loss Contingencies by Site
ACCRUED LIABILITIES FOR ENVIRONMENTAL MATTERS
(Dollars in millions)
		Waste	Former fossil-	Other
	Manufactured-	disposal	fueled power	hazardous
	gas sites	sites (PRP)(1)	plants	waste sites	Total
SDG&E(2)(3)	$ ―	$0.3	$6.1	$0.7	$7.1
SoCalGas(3)	23.8	0.1	―	0.1	24.0
Other	2.0	1.1	―	10.2	13.3
Total Sempra Energy	$25.8	$1.5	$6.1	$11.0	$44.4
(1)	Sites for which we have been identified as a Potentially Responsible Party.
(2)	Does not include SDG&E’s liability for SONGS marine mitigation.
(3)	This includes $7 million at SDG&E and $24 million at SoCalGas related to hazardous waste sites subject to the Hazardous Waste Collaborative mechanism approved by the CPUC in 1994. This mechanism permits California’s IOUs, including the California Utilities, to recover in rates 90 percent of hazardous waste cleanup costs and related third-party litigation costs, and 70 percent of the related insurance-litigation expenses for certain sites. In addition, the California Utilities have the opportunity to retain a percentage of any recoveries from insurance carriers and other third parties to offset the cleanup and associated litigation costs not recovered in rates.

Schedule Of Build To Suit Lease Future Minimum Payments Due [Abstract]
Schedule Of Build To Suit Lease Future Minimum Payments Due
FUTURE MINIMUM PAYMENTS – BUILD-TO-SUIT LEASE
(Dollars in millions)
2015	$4
2016	10
2017	10
2018	10
2019	10
Thereafter	267
Total future payments	$311